Supplemental Information - Supplemental Information of Balance Sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and cash equivalents	$ 5,430	$ 5,017	$ 5,384	$ 5,163
Restricted cash	770	837
Trade receivables	496	623
Financing receivables	19,842	18,662	19,001
Inventories, net	6,280	5,609
Property, plant and equipment, net	7,003	6,397
Investments in unconsolidated subsidiaries and affiliates	561	487
Equipment under operating leases	1,845	1,907
Goodwill	2,472	2,449	2,447
Other intangible assets, net	792	787
Deferred tax assets	818	937
Derivative assets	77	95
Other assets	1,889	1,740
Total Assets	48,275	45,547
LIABILITIES AND EQUITY
Debt	25,895	25,276
Trade payables	6,060	5,185
Deferred tax liabilities	97	84
Pension, postretirement and other postemployment benefits	2,300	2,276
Derivative liability	98	249
Other liabilities	9,400	8,005
Total Liabilities	43,850	41,075
Equity	4,400	4,451	4,843	4,961
Redeemable noncontrolling interest	25	21
Total Liabilities and Equity	48,275	45,547
Industrial Activities [Member]
ASSETS
Cash and cash equivalents	4,901	4,649	4,551	4,122
Trade receivables	490	596
Financing receivables	1,718	1,592
Inventories, net	6,064	5,396
Property, plant and equipment, net	7,001	6,395
Investments in unconsolidated subsidiaries and affiliates	3,173	2,886
Equipment under operating leases	35	17
Goodwill	2,316	2,296
Other intangible assets, net	779	772
Deferred tax assets	835	1,060
Derivative assets	73	98
Other assets	1,706	1,505
Total Assets	29,091	27,262
LIABILITIES AND EQUITY
Debt	7,396	7,691
Trade payables	5,936	5,042
Deferred tax liabilities	97	84
Pension, postretirement and other postemployment benefits	2,280	2,256
Derivative liability	88	239
Other liabilities	8,869	7,478
Total Liabilities	24,666	22,790
Equity	4,400	4,451
Redeemable noncontrolling interest	25	21
Total Liabilities and Equity	29,091	27,262
Financial services [Member]
ASSETS
Cash and cash equivalents	529	368	$ 833	$ 1,041
Restricted cash	770	837
Trade receivables	53	58
Financing receivables	20,699	19,546
Inventories, net	216	213
Property, plant and equipment, net	2	2
Investments in unconsolidated subsidiaries and affiliates	205	153
Equipment under operating leases	1,810	1,890
Goodwill	156	153
Other intangible assets, net	13	15
Deferred tax assets	198	188
Derivative assets	14	8
Other assets	358	382
Total Assets	25,023	23,813
LIABILITIES AND EQUITY
Debt	21,075	20,061
Trade payables	193	180
Deferred tax liabilities	215	310
Pension, postretirement and other postemployment benefits	20	20
Derivative liability	20	21
Other liabilities	686	669
Total Liabilities	22,209	21,261
Equity	2,814	2,552
Total Liabilities and Equity	$ 25,023	$ 23,813